Unaudited condensed consolidated interim statement of financial position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 345,053	$ 246,251
Marketable securities	17,597	34,457
Other current assets	6,174	5,268
Total current assets	368,824	285,976
Non-current assets
Property, plant and equipment	502	620
Other non-current assets	3,023	1,634
Total non-current assets	3,525	2,254
Total assets	372,349	288,230
Current liabilities
Trade payables	5,933	3,773
Lease liability	354	365
Other current liabilities	6,566	4,242
Total current liabilities	12,853	8,380
Non-current liabilities
Lease liability	6	147
Total non-current liabilities	6	147
Total liabilities	12,859	8,527
Equity attributable to owners
Share capital	1,716	1,551
Additional paid-in capital	542,672	431,061
Other reserves	16,453	13,292
Foreign currency translation reserve	(13,515)	(11,776)
Accumulated deficit	(187,836)	(154,425)
Total equity	359,490	279,703
Total liabilities and equity	$ 372,349	$ 288,230